Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Sensitivity Analysis for the Valuation of Warrants (Details) € in Thousands	Jun. 30, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Derivative liabilities - non current portion	€ 69	€ 288
Price of underlying share
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Price of underlying share (euro per share) | € / shares	3.93
Derivatives | Warrants
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Fair value of warrants if underlying share price decrease by 10% and volatility decrease by 10 percentage points	€ 25
Fair value of warrants if volatility decrease by 10 percentage points	38
Fair value of warrants if underlying share price decrease by 10% and volatility increase by 10 percentage points	54
Fair value of warrants if underlying share price decrease by 10%	49
Derivative liabilities - non current portion	69	€ 288
Fair value of warrants if underlying share price increase by 10%	93
Fair value of warrants if underlying share price increase by 10% and volatility decrease by 10 percentage points	80
Fair value of warrants if volatility increase by 10 percentage points	107
Fair value of warrants if underlying share price increase by 10% and volatility increase by 10 percentage points	€ 137